Income Taxes - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of change in income tax rates	$ (6,098)	$ 0
Provincial tax rate	26.72%	27.00%
Accumulated non-capital losses			$ 591,000